Consolidated Statements of Cash Flows (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities provided by/(used in):
Net loss	(9,316,127)	(11,633,807)	(9,131,222)
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	2,512,946	2,497,345	2,637,141
Share based payments expense	(627,868)	590,934	930,924
Loss on fixed assets disposal	16,195	4,544	9,766
Unrealized foreign exchange losses	718,336	114,568	0
Financing costs - amortization of warrants	181,779	5,994	0
Change in assets and liabilities:
Inventory	(393,243)	3,598,030	17,163
Accounts receivables	(1,631,838)	404,418	2,606,895
Prepaid expenses and other current assets	126,095	(10,824,351)	(26,632)
Deferred revenue	(348,270)	257,755	(1,437,125)
Employee entitlements	64,077	98,841	202,798
Accounts payable and accrued expenses	3,284,049	(1,742,847)	889,535
Net cash used in operating activities	(5,413,869)	(16,628,576)	(3,300,757)
Cash flows from investing activities:
Proceeds from sale of property, plant and equipment	7,941	0	0
Purchases of property, plant and equipment	(955,327)	(159,437)	(687,245)
Net cash used in investing activities	(947,386)	(159,437)	(687,245)
Cash flows from financing activities:
Gross proceeds from share issue	0	0	13,164,042
Transaction costs on share issue	0	0	(639,918)
Proceeds from borrowings	1,051,662	17,676,500	921,725
Repayment of borrowings	(552,772)	(767,471)	(921,725)
Borrowing costs	(2,291,341)	(929,997)	0
Proceeds from stock options exercised	0	360,598	24,086
Net cash provided by/(used in) financing activities	(1,792,451)	16,339,630	12,548,210
Net increase/(decrease) in cash and cash equivalents	(8,153,706)	(448,383)	8,560,208
Cash and cash equivalent at beginning of period	23,742,422	23,649,417	15,089,209
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	741,113	541,388	0
Cash and cash equivalents at end of period	16,329,829	23,742,422	23,649,417